Equipment (Details Narrative) - USD ($)			12 Months Ended
	Aug. 30, 2022	May 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2022	Sep. 15, 2022	Jan. 07, 2022
Property, Plant and Equipment [Line Items]
Description for package comprises of property		The package comprises substantially all processing equipment of value located at the Pend Oreille mine site, including complete crushing, grinding and flotation circuits suitable for a planned ~1,500 ton-per-day operation at the Bunker Hill site, and total inventory of nearly 10,000 components and parts for mill, assay lab, conveyer, field instruments, and electrical spares.
Non-refundable deposit			$ 500,000				$ 500,000
Sales tax paid		$ 231,000	231,000
Cash		731,000
Value of shares issued		$ 1,970,264	1,970,264
Value of warrants issued			1,273,032
Total value			3,974,296
Ball Mill [Member]
Property, Plant and Equipment [Line Items]
Non-refundable long-term deposit						$ 100,000
Refundable long-term deposit					$ 100,000
Purchase of non-refundable deposit			475,000
D'Angelo International LLC [Member]
Property, Plant and Equipment [Line Items]
Purchase payments	$ 675,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses			$ 162,290	$ 133,526